VIA EDGAR

February 14, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: S.A.C. Global Investors LLP

Ladies and Gentlemen:

On behalf of S.A.C. Global Investors LLP, enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of
Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended December 31, 2011.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

S.A.C. Global Investors LLP

By: S.A.C. Global Limited, its Managing Member

Peter Nussbaum, Director

Enclosures

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP

Address: St. Martins Court, 4/th/ Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom



Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum

Title:   Authorized Person

Phone:   203-890-2094


Signature, Place, and Date of Signing:

  /s/ Peter Nussbaum        Stamford, Connecticut         February 14, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 70*

Form 13F Information Table Value Total: $255,303
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-13297                     S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

    Column 1        Column 2 Column 3  Column 4     Column 5       Column 6      Column 7     Column 8
     --------       -------- --------- -------- ---------------- --------------- -------- -----------------
                                                  SH                                      Voting Authority
                    Title of            Value   or PRN  SH/ Put/   Investment     Other   -----------------
  Name of Issuer     Class    CUSIP    (x$1000) Amount  PRN Call   Discretion    Managers Sole Shared  None
  --------------    -------- --------- -------- ------- --- ---- --------------- -------- ---- ------- ----
ACE LTD............  Common  H0023R105  12,096  172,500 SH       Shared-Defined     1          172,500
AGRIUM INC.........  Common  008916108   5,386   80,250 SH       Shared-Defined     1           80,250
ALLSTATE CORP......  Common  020002101   3,454  126,000 SH       Shared-Defined     1          126,000
AMERICAN AXLE &
 MFG HLDGS IN......  Common  024061103   1,484  150,000 SH       Shared-Defined     1          150,000
ANADARKO PETE
 CORP..............  Common  032511107   3,359   44,000 SH       Shared-Defined     1           44,000
ANDERSONS INC......  Option  034164953   4,366  100,000      Put Shared-Defined     1          100,000
ANGLOGOLD ASHANTI
 LTD...............  Common  035128206   1,698   40,000 SH       Shared-Defined     1           40,000
ASHLAND INC NEW....  Common  044209104   4,458   78,000 SH       Shared-Defined     1           78,000
AURICO GOLD INC....  Common  05155C105   4,806  600,000 SH       Shared-Defined     1          600,000
AURICO GOLD INC....  Option  05155C905   1,602  200,000     Call Shared-Defined     1          200,000
AXIS CAPITAL
 HOLDINGS..........  Common  G0692U109   2,458   76,918 SH       Shared-Defined     1           76,918
BAKER HUGHES INC...  Common  057224107   1,508   31,000 SH       Shared-Defined     1           31,000
BANRO CORP.........  Common  066800103     265   71,300 SH       Shared-Defined     1           71,300
BHP BILLITON PLC...  Common  05545E209  19,092  326,975 SH       Shared-Defined     1          326,975
CANADIAN NATL RY
 CO................  Common  136375102   1,571   20,000 SH       Shared-Defined     1           20,000
CENTURY ALUM CO....  Option  156431908     426   50,000     Call Shared-Defined     1           50,000
CLIFFS NATURAL
 RESOURCES INC.....  Option  18683K901   2,494   40,000     Call Shared-Defined     1           40,000
COBALT INTL ENERGY
 INC...............  Option  19075F906   3,104  200,000     Call Shared-Defined     1          200,000
CONOCOPHILLIPS.....  Option  20825C954   7,287  100,000      Put Shared-Defined     1          100,000
DANAHER CORP DEL...  Common  235851102   5,457  116,000 SH       Shared-Defined     1          116,000
DEERE & CO.........  Common  244199105   1,988   25,700 SH       Shared-Defined     1           25,700
DRESSER-RAND GROUP
 INC...............  Common  261608103   5,540  111,000 SH       Shared-Defined     1          111,000
DU PONT E I DE
 NEMOURS & CO......  Common  263534109   2,861   62,500 SH       Shared-Defined     1           62,500
ECOLAB INC.........  Common  278865100     289    5,000 SH       Shared-Defined     1            5,000
ELDORADO GOLD CORP
 NEW...............  Common  284902103   1,645  120,000 SH       Shared-Defined     1          120,000
ENSCO PLC..........  Common  29358Q109   1,408   30,000 SH       Shared-Defined     1           30,000
FREEPORT-MCMORAN
 COPPER & GO.......  Common  35671D857   5,610  152,500 SH       Shared-Defined     1          152,500
GOLDCORP INC NEW...  Common  380956409     664   15,000 SH       Shared-Defined     1           15,000
HALLIBURTON CO.....  Common  406216101   4,383  127,000 SH       Shared-Defined     1          127,000
INTERXION HOLDING
 N.V...............  Common  N47279109   2,535  188,488 SH       Shared-Defined     1          188,488
ITAU UNIBANCO HLDG
 SA................  Common  465562106   2,970  160,000 SH       Shared-Defined     1          160,000
IVANHOE MINES LTD..  Common  46579N103     886   50,000 SH       Shared-Defined     1           50,000
IVANHOE MINES LTD..  Option  46579N903   1,403   79,200     Call Shared-Defined     1           79,200
JPMORGAN CHASE &
 CO................  Common  46625H100   4,988  150,000 SH       Shared-Defined     1          150,000
KIRBY CORP.........  Common  497266106   7,400  112,400 SH       Shared-Defined     1          112,400
LKQ CORP...........  Common  501889208   5,896  196,000 SH       Shared-Defined     1          196,000
MANPOWERGROUP
 INC...............  Common  56418H100     386   10,800 SH       Shared-Defined     1           10,800
MARKET VECTORS ETF
 TR................  Common  57060U100   5,040   98,000 SH       Shared-Defined     1           98,000
MINEFINDERS CORP
 LTD...............  Common  602900102   2,650  250,000 SH       Shared-Defined     1          250,000
MOSAIC CO NEW......  Common  61945C103   1,261   25,000 SH       Shared-Defined     1           25,000
NEW GOLD INC CDA...  Common  644535106   4,738  470,000 SH       Shared-Defined     1          470,000
OASIS PETE INC NEW.  Common  674215108   1,076   37,000 SH       Shared-Defined     1           37,000
PEABODY ENERGY
 CORP..............  Common  704549104   1,159   35,000 SH       Shared-Defined     1           35,000

     Column 1        Column 2 Column 3  Column 4     Column 5       Column 6      Column 7     Column 8
      --------       -------- --------- -------- ---------------- --------------- -------- -----------------
                                                   SH                                      Voting Authority
                     Title of            Value   or PRN  SH/ Put/   Investment     Other   -----------------
  Name of Issuer      Class    CUSIP    (x$1000) Amount  PRN Call   Discretion    Managers Sole Shared  None
   --------------    -------- --------- -------- ------- --- ---- --------------- -------- ---- ------- ----
PNC FINL SVCS GROUP
 INC................  Common  693475105   4,291   74,400 SH       Shared-Defined     1           74,400
POTASH CORP SASK
 INC................  Common  73755L107   1,342   32,500 SH       Shared-Defined     1           32,500
PRAXAIR INC.........  Common  74005P104   2,138   20,000 SH       Shared-Defined     1           20,000
RANDGOLD RES LTD....  Option  752344909   5,616   55,000     Call Shared-Defined     1           55,000
RIO TINTO PLC.......  Common  767204100     489   10,000 SH       Shared-Defined     1           10,000
ROCK-TENN CO........  Common  772739207   2,164   37,500 SH       Shared-Defined     1           37,500
ROYAL DUTCH SHELL
 PLC................  Common  780259206   6,213   85,000 SH       Shared-Defined     1           85,000
SCHNITZER STL INDS..  Common  806882106     241    5,703 SH       Shared-Defined     1            5,703
SILVER STD RES INC..  Common  82823L106   1,244   90,000 SH       Shared-Defined     1           90,000
SILVER WHEATON
 CORP...............  Common  828336107   2,346   81,000 SH       Shared-Defined     1           81,000
SMITH A O...........  Common  831865209   5,617  140,000 SH       Shared-Defined     1          140,000
SNAP ON INC.........  Common  833034101   5,062  100,000 SH       Shared-Defined     1          100,000
SPDR SERIES TRUST...  Common  78464A755   1,470   30,000 SH       Shared-Defined     1           30,000
STANLEY BLACK &
 DECKER INC.........  Common  854502101   5,070   75,000 SH       Shared-Defined     1           75,000
SUNCOR ENERGY INC
 NEW................  Common  867224107   4,325  150,000 SH       Shared-Defined     1          150,000
SYNGENTA AG.........  Common  87160A100   3,142   53,300 SH       Shared-Defined     1           53,300
TECK RESOURCES
 LTD................  Common  878742204   1,833   52,100 SH       Shared-Defined     1           52,100
TIMKEN CO...........  Common  887389104   1,839   47,500 SH       Shared-Defined     1           47,500
TRAVELERS
 COMPANIES INC......  Common  89417E109   7,870  133,000 SH       Shared-Defined     1          133,000
TRIUMPH GROUP INC
 NEW................  Common  896818101   5,962  102,000 SH       Shared-Defined     1          102,000
UNION PAC CORP......  Common  907818108   5,784   54,600 SH       Shared-Defined     1           54,600
VALE S A............  Common  91912E105   2,842  132,500 SH       Shared-Defined     1          132,500
VALIDUS HOLDINGS
 LTD................  Common  G9319H102  13,860  440,000 SH       Shared-Defined     1          440,000
WALTER ENERGY
 INC................  Common  93317Q105   1,060   17,500 SH       Shared-Defined     1           17,500
WEATHERFORD
 INTERNATIONAL
 LT.................  Common  H27013103   2,512  171,578 SH       Shared-Defined     1          171,578
WELLS FARGO & CO
 NEW................  Common  949746101   6,890  250,000 SH       Shared-Defined     1          250,000
WHITING PETE CORP
 NEW................  Common  966387102     934   20,000 SH       Shared-Defined     1           20,000